Schedule of investments
Delaware Ivy VIP Science and Technology
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.41%♦
Communication Services — 16.43%
Meta Platforms Class A †	67,752	$ 20,339,828
Netflix †	30,832	11,642,163
Pinterest Class A †	803,768	21,725,849
Take-Two Interactive Software †	48,347	6,787,436
T-Mobile US †	152,325	21,333,116
		81,828,392
Consumer Discretionary — 9.09%
Amazon.com †	303,310	38,556,767
Luminar Technologies †	663,455	3,018,720
MercadoLibre †	2,900	3,676,852
		45,252,339
Financials — 0.98%
Mastercard Class A	12,391	4,905,721
		4,905,721
Healthcare — 6.31%
Danaher	11,338	2,812,958
Intuitive Surgical †	30,514	8,918,937
Ionis Pharmaceuticals †	125,791	5,705,879
Vertex Pharmaceuticals †	24,112	8,384,707
West Pharmaceutical Services	14,919	5,597,758
		31,420,239
Industrials — 2.65%
Copart †	118,898	5,123,315
WNS Holdings ADR †	118,311	8,099,571
		13,222,886
Information Technology — 59.95%
Ambarella †	124,143	6,583,303
Analog Devices	65,320	11,436,879
Apple	133,242	22,812,363
ARM Holdings ADR †	99,930	5,348,254
ASML Holding	30,078	17,705,715
Autodesk †	43,404	8,980,722
Broadcom	22,912	19,030,249
Cadence Design Systems †	57,642	13,505,521
CDW	29,482	5,948,288
Flex †	119,471	3,223,328
Intuit	28,655	14,640,986
Keysight Technologies †	29,542	3,908,702
Lam Research	10,931	6,851,223
Microchip Technology	152,139	11,874,449
Micron Technology	130,071	8,848,730
Microsoft	144,948	45,767,331
NVIDIA	64,432	28,027,276
ON Semiconductor †	144,133	13,397,162
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Seagate Technology Holdings	331,753	$ 21,879,110
Universal Display	16,683	2,619,064
Workday Class A †	59,288	12,738,027
Zebra Technologies Class A †	57,018	13,486,467
		298,613,149
Total Common Stocks (cost $407,655,439)		475,242,726

Short-Term Investments — 4.77%
Money Market Mutual Funds — 4.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	5,936,591	5,936,591
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	5,936,591	5,936,591
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	5,936,589	5,936,589
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	5,936,590	5,936,590
Total Short-Term Investments (cost $23,746,361)		23,746,361

Total Value of Securities—100.18% (cost $431,401,800)		498,989,087
Liabilities Net of Receivables and Other Assets—(0.18%)		(907,109)
Net Assets Applicable to 25,336,264 Shares Outstanding—100.00%		$498,081,978
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV089 [0923] 1123 (3218039)    1